S-K 1605, De-SPAC Background and Terms	Nov. 09, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Contacts Description [Text Block]

During the course of this process, the management team of ALCY kept the members of the ALCY Board apprised of the various target businesses, the discussions with such businesses during periods when exclusivity restrictions had lapsed, and the status thereof to discuss material issues as they arose. ALCY had advanced discussions and non-binding letters of intent (“LOI”) with four companies:

1.	Company A — A U.S. Electronic Trading Company

Introduced by Morgan Stanley to Steven Wasserman in October 2023. Discussions continued through December 2023. The parties did not reach agreement primarily due to the counterparty’s valuation expectations, which ALCY deemed unacceptable. In addition, the company maintained operations in China, which presented heightened regulatory and geopolitical risk.

2.	Company B — A Singapore Asset Management Company

Introduced through a personal relationship of Mattia Tomba. The firm primarily trades physical commodities. Discussions occurred from July 2023 through September 2023. The contemplated plan was to take the asset manager public via a de-SPAC transaction and raise capital concurrently to acquire storage, refining, and logistics assets to enhance value-chain control. The plan was discontinued after the firm incurred trading losses; ALCY’s management determined that proceeding with a public transaction during a loss-making year was not appropriate.

3.	Company C — A U.K. Artificial Intelligence Company

Sourced through Mr. Tomba’s network and introduced by a banker at Oppenheimer & Co. Discussions took place from October 2023 through December 2023. While the technology was advanced and the company had notable clients, it remained in an early-stage phase. ALCY’s management elected not to pursue the opportunity.

4.	Company D — A U.S. Specialty Finance Company

A personal relationship of Mr. Tomba. Discussions began in late May 2023 and continued into early 2024. Although the company is profitable with a strong track record, its valuation expectations exceeded levels acceptable to ALCY. Accordingly, ALCY did not proceed.

De-SPAC, Background, Negotiations Description [Text Block]	The following is a brief description of the background of these negotiations, the Business Combination and related transactions.

ALCY is a blank check company incorporated in Cayman Islands on October 27, 2021, and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Our intention was to capitalize on the substantial deal sourcing, investing and operating expertise of our management team of seasoned and experienced professionals who have experience in equity investments, finance, business operations and management, to identify and combine with one or more businesses from private and public sources in their networks.

On May 9, 2023, the Company consummated the IPO of 11,500,000 ALCY Units, which included 1,500,000 ALCY Units issued pursuant to the full exercise by the underwriters of their over-allotment option. Each ALCY Unit consists of one ALCY Class A Ordinary Share and one-half of one redeemable warrant, each whole ALCY Warrant entitling the holder thereof to purchase one ALCY Class A Ordinary Share at an exercise price of $11.50 per share, subject to adjustment. The ALCY Units were sold at an offering price of $10.00 per ALCY Unit, generating gross proceeds of $115,000,000, which was placed in the Trust Account with Continental Stock Transfer & Trust Company acting as trustee established for the benefit of the persons holding Public Shares. Simultaneous with the consummation of the IPO and the issuance and sale of the ALCY Units, the Company consummated the private placement of an aggregate of 595,500 Private Placement Shares at a price of $10.00 per Private Placement Share, generating total proceeds of $5,955,000. The Private Placement Shares, 538,000 of which were purchased by the Sponsor and 57,500 of which were purchased by Cantor, the Company’s underwriter, are substantially similar to the ALCY Class A Ordinary Shares included in the ALCY Units, except that they are (i) subject to certain limited exceptions, will be subject to transfer restrictions until 30 days following the consummation of the Company’s initial business combination and (ii) entitled to certain registration rights.

As part of the Insider Letter entered into at the time of ALCY’s IPO, the Insiders agreed to waive their Redemption Rights with respect to all of the Founder Shares in connection with the completion of the Business Combination. The Insiders did not receive any separate consideration paid in connection with providing such waiver.

The prospectus for ALCY’s IPO states that ALCY intended to use the following general criteria and guidelines to evaluate potential acquisition opportunities:

●	Strong Growth Potential. As a result of the space and data economy and related services’ strong growth over the past several decades, there are a large number of domestic and regional companies with principal business operations which are serving the ever-increasing emerging needs of the economy. In addition, we intend to target businesses that have historically demonstrated revenue growth and possess favorable future growth characteristics, combined with a durable business model that is resistant to macroeconomic volatility. We will seek target businesses for which we can provide strategic advice, access to sufficient capital and effective operational expertise, to grow the business.
●	Unique Market Position. We intend to seek target businesses with an industry or businesses that have leading competitive technology, unique brand equity and/or product competences. In particular, we intend to seek businesses that may be at a point of achieving high growth and require additional expertise or capital to help drive their further expansion.
●	Benefit from Capital Markets. We intend to seek to acquire a target with an experienced operating management team that may lack experience with the capital markets but that has the ambition to take advantage of the improved liquidity and additional capital that can come from a successful listing in the United States. The access to the capital markets could allow such a target business to accelerate its growth and build capital profile.
●	Middle-Market Businesses. We intend to seek target businesses with a total enterprise value of at least $500 million. We believe there are a considerable number of potential target businesses within this valuation range that can benefit from new capital for scalable operations to generate substantial revenue and earnings growth.

Prior to the consummation of the IPO, neither ALCY, nor anyone on its behalf, contacted any prospective target business or had any substantive discussions, formal or otherwise, with respect to a transaction with ALCY.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

The Business Combination Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Business Combination Agreement or other specific dates set forth therein. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating the Business Combination Agreement. The representations, warranties and covenants in the Business Combination Agreement are also modified in part by the underlying disclosure letters (the “disclosure letters”), which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to shareholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. We do not believe that the disclosure letters contain information that is material to an investment decision. Additionally, the representations and warranties of the parties to the Business Combination Agreement may or may not have been accurate as of any specific date and do not purport to be accurate as of the date of this proxy statement/prospectus. Accordingly, no person should rely on the representations and warranties in the Business Combination Agreement or the summaries thereof in this proxy statement/prospectus as characterizations of the actual state of facts about ALCY, Cartiga or any other matter.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]

Under the Business Combination Agreement, Pubco has agreed to acquire all of the Company Equity Interests for $540,000,000 (the Equity Value), comprised of the Merger Consideration. Merger Consideration means a number of OpCo Units and shares of Pubco Class B Common Stock, in each case equal to the quotient obtained by dividing (a) the Equity Value by (b) $10.00 multiplied by (i) the number of Company Equity Interests owned by each Seller as of the Closing, divided by (ii) the total number of issued and outstanding Company Equity Interests as of the Closing.

ALCY shall complete the Domestication prior to the Effective Time of the Merger. At the Effective Time, by virtue of the Merger and without any further action on the part of any party to the Business Combination Agreement or otherwise, each Company Equity Interest issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into each Seller’s right to receive their respective Merger Consideration. As of the Effective Time, all Company Equity Interests shall thereafter cease to have any rights with respect thereto, except the right to receive the foregoing consideration. The units of equity interests of Newco that are issued and outstanding immediately prior to the Effective Time will, by virtue of the Merger and without further action on the part of ALCY, be converted into an aggregate number of OpCo Units equal to the number of shares of Pubco Class A Common Stock and Pubco Class B Common Stock issued and outstanding immediately prior to the Effective Time. Each share of the Pubco Class B Common Stock that is issued and outstanding immediately prior to the Effective Time shall be automatically converted into one (1) share of Pubco Class A Common Stock. At the Effective Time, newly issued Pubco Class B Common Stock will be issued to the Cartiga Members as part of the Merger Consideration described above. No certificates or scrip representing fractional ALCY Ordinary Shares will be issued pursuant to the Business Combination.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]	The officers and directors of ALCY have substantial experience in evaluating the operating and financial merits of companies from a wide range of industries and concluded that their experience and background enabled such officers and directors of ALCY to make the necessary analyses and determinations regarding the Business Combination. After careful consideration of the terms and conditions of the Business Combination Agreement, the ALCY Board has determined that the Business Combination and the transactions contemplated thereby are fair to and in the best interests of ALCY and its shareholders because they believe that Cartiga is a company with strong revenue growth potential. It has been operating for some time and the ALCY Board believes that it has demonstrated a good return on investment capital for its client base. In reaching its decision with respect to the Business Combination and the transactions contemplated thereby, the ALCY Board also reviewed various industry and financial data and the due diligence and evaluation materials provided by Cartiga, demonstrating that Cartiga has a business plan dedicated to both near term cash flow and long term growth.
De-SPAC, Reasons for Target Company Engaging in the Transaction [Text Block]

In determining to approve the Business Combination and to recommend the Business Combination to Cartiga’s equity holders, Cartiga’s Board of Managers weighed the following benefits and detriments to Cartiga and its current equity holders: (i) the benefit of accessing the public equity markets for capital at likely a lower cost than that available to Cartiga in the private markets; (ii) the benefit of obtaining public currency and having more efficient access to additional public currency in the future to be able to capitalize organic and opportunistic inorganic growth opportunities; (iii) the benefit of providing greater liquidity for existing equity holders; (iv) the beneficial timing of the Business Combination relative to market conditions; (v) the dilution to be incurred by Cartiga’s existing equity holders as a result of the transaction; and (vi) the additional costs, resources and diversion of management attention associated with becoming a public company. The benefits described in clauses (ii), (iii) and (iv) above were also heavily considered by Cartiga’s Board of Managers in determining to approve the Business Combination at the time it did as opposed to waiting to evaluate other strategic initiatives that could provide the same benefits. In assessing timing, Cartiga’s Board of Managers considered, among other factors, market receptivity to de-SPAC transactions in Cartiga’s sector and the availability and expected terms of PIPE financing and any other committed capital and concluded that proceeding with the Business Combination at such time would better position Cartiga to access public-market capital with lower execution and market-timing risk than waiting for a traditional IPO window to reopen. In recommending the “Up-C”structure, Cartiga’s Board of Managers considered alternatives (including a single-entity C-corporation structure) and determined that the Up-C’s potential tax basis step-up and associated expected cash tax savings, and the value of Tax Receivable Agreement payments to legacy equity holders, together with governance and flexibility considerations, outweighed the ongoing administrative costs of the Tax Receivable Agreement. For more information on the Tax Receivable Agreement, please see the section entitled “The Business Combination Proposal — Additional Agreements to be Executed at Closing — Tax Receivable Agreement” of this proxy statement/prospectus.

Cartiga’s Board of Managers also evaluated the alternative of an initial public offering and considered the following factors in determining to approve the Business Combination: (i) the enhanced attractiveness of the Business Combination as compared to an initial public offering, as the Business Combination was viewed as a lower risk path to obtaining a liquid public currency given the reduced execution and market timing risk of the Business Combination relative to those risks in an initial public offering; (ii) the uncertainty of execution in the initial public offering market for companies of Cartiga’s size, particularly at the time discussions with Alchemy regarding the Business Combination began; and (iii) the opportunity to execute the Business Combination with what the Board of Managers viewed as very reasonable dilution in exchange for the benefits and reduced risks of the Business Combination relative to an initial public offering. Cartiga’s Board of Managers also considered the anticipated structure and timing of potential PIPE financing to be arranged in connection with the Business Combination, and determined that its terms and expected availability at closing would support the Company’s capital needs and reduce execution risk relative to pursuing an IPO without comparable committed financing.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

ALCY is an exempted company incorporated under the Companies Act. The Companies Act and the Current M&A govern the rights of its shareholders. The Companies Act differs in some material respects from laws generally applicable to United States corporations and their stockholders. In addition, the Current M&A will differ in certain material respects from the Proposed Organizational Documents. As a result, when you become a stockholder of Pubco, your rights will differ in some regards as compared to when you were a shareholder of ALCY.

Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of ALCY, Cartiga and Pubco according to applicable law or the organizational documents of ALCY and Pubco.

This summary is qualified by reference to the complete text of the Current M&A of ALCY, attached to this proxy statement/prospectus as Annex G-1, Annex G-2, Annex G-3 and Annex G-4, the complete text of the Proposed Charter, a copy of which is attached to this proxy statement/prospectus as Annex B-1, and the complete text of the Proposed Bylaws, a copy of which is attached to this proxy statement/prospectus as Annex B-2. You should review each of the Proposed Organizational Documents, as well as the Delaware corporate law, the LLC Act and corporate laws of the Cayman Islands, including the Companies Act, to understand how these laws apply to Pubco, Cartiga and ALCY, respectively.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Applicable Legislation	General Corporation Law of the State of Delaware	Delaware Limited Liability Company Act	The Companies Act (Revised) of the Cayman Islands

Stockholder/Shareholder Approval of Business Combinations

Mergers generally require approval of a majority of all outstanding shares.

Mergers in which less than 20% of the acquirer’s stock is issued generally do not require acquirer stockholder approval.

Mergers in which one corporation owns 90% or more of a second corporation may be completed without the vote of the second corporation’s board of directors or stockholders.

Unless otherwise provided in a company’s limited liability company agreement, an agreement of merger or consolidation or a plan of merger generally requires approval of a majority of the then current percentage or other interest in the profits of the domestic limited liability company owned by all of the members.

The Company LLC Agreement also requires that a merger prior to a qualified IPO requires approval of ASRS.

Mergers require a special resolution, and any other authorization as may be specified in the relevant articles of association. Parties holding certain security interests in the constituent companies must also consent. All mergers (other than parent/subsidiary mergers) require shareholder approval — there is no exception for smaller mergers.

Where a bidder has acquired 90% or more of the shares in a Cayman Islands company, it can compel the acquisition of the shares of the remaining shareholders and thereby become the sole shareholder.

A Cayman Islands company may also be acquired through a “scheme of arrangement” sanctioned by a Cayman

Provision	Delaware Corporation	Delaware LLC	Cayman Islands

Islands court and approved by 75% in value of shareholders or each class of shareholder in attendance and voting at a shareholders’ meeting.

Under the Companies Act and ALCY’s amended and restated memorandum and articles of association, routine corporate matters may be approved by an ordinary resolution (being a resolution passed by a simple majority of the votes cast by the shareholders as being entitled to do so).

Stockholder/Shareholder Votes for Routine Matters

Generally, approval of routine corporate matters that are put to a stockholder vote require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter.

Unless otherwise provided in the limited liability company agreement, matters that are put to a member vote require the affirmative vote of the minimum number of votes necessary to authorize or take such action at a meeting at which all members entitled to vote thereon were present and voted.

[ ]

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, a corporation may not engage in a business combination with an interested stockholder for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision.

		No similar provision.	No similar provision.

Requirement for Quorum	Quorum is a majority of shares entitled to vote at the meeting unless otherwise set in the constitutional documents, but cannot be less than a majority of shares entitled to vote at the meeting.	Quorum is set in company’s limited liability company agreement.	Quorum is set in the company’s memorandum and articles of association.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Stockholder/Shareholder Consent to Action Without Meeting	Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent.	Unless otherwise provided in the limited liability company agreement, members may act by written consent without a meeting.

Shareholder action by written resolutions (whether unanimous or otherwise) may be permitted by the articles of association. The articles of association may provide that shareholders may not act by written resolutions.

Appraisal Rights

Generally, a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger.

Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with a merger if they are required by the terms of a merger agreement to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such merger; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Unless otherwise provided in the limited liability company agreement or in the merger agreement, no appraisal rights are available with respect to the membership interests. The Delaware Court of Chancery has jurisdiction to hear and determine any matter relating to any appraisal rights provided in a limited liability agreement or merger agreement.

Minority shareholders that dissent from a merger are entitled to be paid the fair market value of their shares, which if necessary may ultimately be determined by the court.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business.

Each member of a limited liability company has the right, subject to reasonable standards in the limited liability company agreement, to obtain true and full information regarding the status of the business and financial condition of the limited liability company, tax returns, a list of members, managers and their mailing addresses, a copy of the formation documents and all amendments thereto, true and full information regarding the amount of cash and agreed value of any other property or services contributed by each member, and other information as is just and reasonable.

Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements (including adopting Delaware as the exclusive forum as per Advisory Organizational Documents Proposal 5B).	Members may bring a derivative suit subject to procedural requirements.

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company, but only in certain limited circumstances.

Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The bylaws may provide that the board may increase the size of the board and fill any vacancies.

		No similar provision.	Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Removal of Directors

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows: (1) unless the certificate of incorporation otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or (2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board.

No similar provision.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Classified or Staggered Boards	Classified boards are permitted.	No similar provision.	Classified boards are permitted.

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty and good faith to the company and its stockholders. In addition to fiduciary duties, directors owe a duty of care, diligence and skill.	Under Company LLC Agreement, managers have waived all fiduciary duties other than, pursuant to the LLC Act, good faith and fair dealing.

A director owes fiduciary duties to a company, including to exercise loyalty, honesty and good faith to the company as a whole.

In addition to fiduciary duties, directors of ALCY owe a duty of care, diligence and skill.

Such duties are owed to the company but may be owed direct to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify its directors and officers acting in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation.

Limited liability companies may, subject to the limited liability company agreement, indemnify and hold harmless any member or manager or other person from and against any and all claims and demands whatsoever.

A Cayman Islands company generally may indemnify its directors or officers except with regard to fraud or willful default.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands

Limited Liability of Directors

Permits limiting or eliminating the monetary liability of a director to a corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, unlawful repurchases or dividends, or improper personal benefit.

		Limited liability company agreements may provide for the limitation or elimination of liabilities for members and managers except for good faith and fair dealing.	Liability of directors may be unlimited, except with regard to their own fraud or willful default.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

ALCY is an exempted company incorporated under the Companies Act. The Companies Act and the Current M&A govern the rights of its shareholders. The Companies Act differs in some material respects from laws generally applicable to United States corporations and their stockholders. In addition, the Current M&A will differ in certain material respects from the Proposed Organizational Documents. As a result, when you become a stockholder of Pubco, your rights will differ in some regards as compared to when you were a shareholder of ALCY.

Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of ALCY, Cartiga and Pubco according to applicable law or the organizational documents of ALCY and Pubco.

This summary is qualified by reference to the complete text of the Current M&A of ALCY, attached to this proxy statement/prospectus as Annex G-1, Annex G-2, Annex G-3 and Annex G-4, the complete text of the Proposed Charter, a copy of which is attached to this proxy statement/prospectus as Annex B-1, and the complete text of the Proposed Bylaws, a copy of which is attached to this proxy statement/prospectus as Annex B-2. You should review each of the Proposed Organizational Documents, as well as the Delaware corporate law, the LLC Act and corporate laws of the Cayman Islands, including the Companies Act, to understand how these laws apply to Pubco, Cartiga and ALCY, respectively.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Applicable Legislation	General Corporation Law of the State of Delaware	Delaware Limited Liability Company Act	The Companies Act (Revised) of the Cayman Islands

Stockholder/Shareholder Approval of Business Combinations

Mergers generally require approval of a majority of all outstanding shares.

Mergers in which less than 20% of the acquirer’s stock is issued generally do not require acquirer stockholder approval.

Mergers in which one corporation owns 90% or more of a second corporation may be completed without the vote of the second corporation’s board of directors or stockholders.

Unless otherwise provided in a company’s limited liability company agreement, an agreement of merger or consolidation or a plan of merger generally requires approval of a majority of the then current percentage or other interest in the profits of the domestic limited liability company owned by all of the members.

The Company LLC Agreement also requires that a merger prior to a qualified IPO requires approval of ASRS.

Mergers require a special resolution, and any other authorization as may be specified in the relevant articles of association. Parties holding certain security interests in the constituent companies must also consent. All mergers (other than parent/subsidiary mergers) require shareholder approval — there is no exception for smaller mergers.

Where a bidder has acquired 90% or more of the shares in a Cayman Islands company, it can compel the acquisition of the shares of the remaining shareholders and thereby become the sole shareholder.

A Cayman Islands company may also be acquired through a “scheme of arrangement” sanctioned by a Cayman

Provision	Delaware Corporation	Delaware LLC	Cayman Islands

Islands court and approved by 75% in value of shareholders or each class of shareholder in attendance and voting at a shareholders’ meeting.

Under the Companies Act and ALCY’s amended and restated memorandum and articles of association, routine corporate matters may be approved by an ordinary resolution (being a resolution passed by a simple majority of the votes cast by the shareholders as being entitled to do so).

Stockholder/Shareholder Votes for Routine Matters

Generally, approval of routine corporate matters that are put to a stockholder vote require the affirmative vote of the majority of shares present in person or represented by proxy at the meeting and entitled to vote on the subject matter.

Unless otherwise provided in the limited liability company agreement, matters that are put to a member vote require the affirmative vote of the minimum number of votes necessary to authorize or take such action at a meeting at which all members entitled to vote thereon were present and voted.

[ ]

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, a corporation may not engage in a business combination with an interested stockholder for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision.

		No similar provision.	No similar provision.

Requirement for Quorum	Quorum is a majority of shares entitled to vote at the meeting unless otherwise set in the constitutional documents, but cannot be less than a majority of shares entitled to vote at the meeting.	Quorum is set in company’s limited liability company agreement.	Quorum is set in the company’s memorandum and articles of association.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Stockholder/Shareholder Consent to Action Without Meeting	Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent.	Unless otherwise provided in the limited liability company agreement, members may act by written consent without a meeting.

Shareholder action by written resolutions (whether unanimous or otherwise) may be permitted by the articles of association. The articles of association may provide that shareholders may not act by written resolutions.

Appraisal Rights

Generally, a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger.

Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with a merger if they are required by the terms of a merger agreement to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such merger; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Unless otherwise provided in the limited liability company agreement or in the merger agreement, no appraisal rights are available with respect to the membership interests. The Delaware Court of Chancery has jurisdiction to hear and determine any matter relating to any appraisal rights provided in a limited liability agreement or merger agreement.

Minority shareholders that dissent from a merger are entitled to be paid the fair market value of their shares, which if necessary may ultimately be determined by the court.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business.

Each member of a limited liability company has the right, subject to reasonable standards in the limited liability company agreement, to obtain true and full information regarding the status of the business and financial condition of the limited liability company, tax returns, a list of members, managers and their mailing addresses, a copy of the formation documents and all amendments thereto, true and full information regarding the amount of cash and agreed value of any other property or services contributed by each member, and other information as is just and reasonable.

Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements (including adopting Delaware as the exclusive forum as per Advisory Organizational Documents Proposal 5B).	Members may bring a derivative suit subject to procedural requirements.

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company, but only in certain limited circumstances.

Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The bylaws may provide that the board may increase the size of the board and fill any vacancies.

		No similar provision.	Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands
Removal of Directors

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows: (1) unless the certificate of incorporation otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or (2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board.

No similar provision.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Classified or Staggered Boards	Classified boards are permitted.	No similar provision.	Classified boards are permitted.

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty and good faith to the company and its stockholders. In addition to fiduciary duties, directors owe a duty of care, diligence and skill.	Under Company LLC Agreement, managers have waived all fiduciary duties other than, pursuant to the LLC Act, good faith and fair dealing.

A director owes fiduciary duties to a company, including to exercise loyalty, honesty and good faith to the company as a whole.

In addition to fiduciary duties, directors of ALCY owe a duty of care, diligence and skill.

Such duties are owed to the company but may be owed direct to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify its directors and officers acting in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation.

Limited liability companies may, subject to the limited liability company agreement, indemnify and hold harmless any member or manager or other person from and against any and all claims and demands whatsoever.

A Cayman Islands company generally may indemnify its directors or officers except with regard to fraud or willful default.

Provision	Delaware Corporation	Delaware LLC	Cayman Islands

Limited Liability of Directors

Permits limiting or eliminating the monetary liability of a director to a corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, unlawful repurchases or dividends, or improper personal benefit.

		Limited liability company agreements may provide for the limitation or elimination of liabilities for members and managers except for good faith and fair dealing.	Liability of directors may be unlimited, except with regard to their own fraud or willful default.

De-SPAC Transaction, Accounting Treatment [Text Block]

The Business Combination will be accounted for as a reverse recapitalization, in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). Under this method of accounting, ALCY will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination will be reflected as if Cartiga had issued shares to acquire the net assets of ALCY, with the transaction being accompanied by a recapitalization. The net assets of ALCY will be recorded at their historical carrying values, and no goodwill or other intangible assets will be recognized in connection with the transaction.

Although ALCY is the legal acquirer, Cartiga is considered the accounting acquirer for purposes of financial reporting.

Immediately prior to the closing of the Business Combination, Melodeon is the sole member and economic owner of Cartiga. ASRS beneficially owns approximately 85% of Melodeon’s outstanding interest in Cartiga. Together, ASRS and Melodeon will control six of the seven seats on the board of directors of the post-combination public company.

Following the closing, Melodeon and ASRS will continue to appoint a majority of Pubco’s board and will retain the same level of voting control that they held in Cartiga prior to the transaction.

Accordingly, because Melodeon (via ASRS) controls Cartiga before the transaction and will continue to control Pubco after the transaction, the Business Combination qualifies as a common-control transaction under applicable accounting guidance.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

U.S. Federal Income Tax Consequences of the Domestication to U.S. Holders of ALCY Securities

If the Domestication Qualifies as a Reorganization

General U.S. Federal Income Tax Consequences

The U.S. federal income tax consequences of the Domestication to U.S. Holders will depend primarily on whether the Domestication qualifies as a reorganization within the meaning of Section 368 of the Code (a “Reorganization”). The Domestication is intended to qualify as a Reorganization. However, the provisions of the Code that govern reorganizations are complex, and due to the absence of direct guidance on the application of Section 368 to a reincorporation merger of a corporation holding only investment-type assets such as ALCY, the qualification of the Domestication as a Reorganization is not entirely clear. U.S. Holders should be aware that ALCY has not requested and, following the Domestication, Pubco does not intend to request a ruling from the IRS with respect to the U.S. federal income tax treatment of the Domestication. There can be no assurance that the IRS will not take a contrary position to views expressed herein or that a court will not agree with a contrary position of the IRS.

If the Domestication qualifies as a Reorganization and subject to the PFIC rules discussed below under the heading “— Passive Foreign Investment Company Status,” and the discussion below regarding the effect of Section 367 of the Code, a U.S. Holder that exchanges its ALCY Securities pursuant to the Domestication should not recognize gain or loss on the exchange of ALCY Securities for Pubco Securities. The aggregate adjusted tax basis of a U.S. Holder in the Pubco Class A Common Stock received as a result of the Domestication should equal the aggregate adjusted tax basis of the Public Shares surrendered in the exchange, and the aggregate adjusted tax basis in the Pubco Warrants received as a result of such exchange should equal the aggregate adjusted tax basis of the Public Warrants surrendered in the exchange, in each case increased by any amount included in the income of such U.S. Holder under Section 367(b) of the Code (as discussed below). A U.S. Holder’s holding period for the Pubco Securities received in the exchange should include the holding period for the ALCY Securities surrendered in the exchange.

Because the Domestication will occur immediately prior to the Redemption of U.S. Holders that exercise Redemption Rights with respect to ALCY Securities, U.S. Holders exercising such Redemption Rights will be subject to the potential tax consequences of the Domestication. All holders considering exercising Redemption Rights with respect to their public shares are urged to consult with their tax advisors with respect to the potential tax consequences to them of the Domestication and exercise of Redemption Rights.

Effect of Section 367 of the Code to U.S. Holders of Public Shares

Section 367 of the Code applies to certain non-recognition transactions involving foreign corporations, including a domestication of a foreign corporation in a transaction that qualifies as a Reorganization. When it applies, Section 367 imposes U.S. federal income tax on certain United States persons in connection with transactions that would otherwise be tax-free. Section 367(b) generally will apply to U.S. Holders that exchange Public Shares (but not the Public Warrants) for Pubco Class A Common Stock as part of the Domestication. Because the Domestication will occur immediately prior to the redemption of holders that exercise redemption rights with respect to Public Shares, U.S. Holders exercising such redemption rights will be subject to the potential tax consequences of Section 367 of the Code as a result of the Domestication.

A.	U.S. Holders Who Own 10 Percent or More of the Voting Power or Value of ALCY

A U.S. Holder that on the day of the Domestication beneficially owns (directly, indirectly or constructively) (i) ten percent (10%) or more of the total combined voting power of all classes of ALCY stock entitled to vote or (ii) ten percent (10%) or more of the total value of shares of all classes of ALCY stock (a “U.S. Shareholder”) must include in income as a dividend the “all earnings and profits amount” attributable to the Public Shares it directly owns, within the meaning of Treasury Regulation Section 1.367(b)-2(d). Complex attribution rules apply in determining whether a U.S. Holder owns 10% or more of the total combined voting power of all classes of ALCY Securities entitled to vote or 10% or more of the total value of shares of all classes of ALCY Securities for U.S. federal income tax purposes, and all U.S. Holders are urged to consult their tax advisors with respect to these attribution rules.

A U.S. Shareholder’s earnings and profits amount with respect to its Public Shares is the net positive earnings and profits of the corporation (as determined under Treasury Regulation Section 1.367(b)-2(d)(2)) attributable to the Public Shares (as determined under Treasury Regulation Section 1.367(b)-2(d)(3)) but without regard to any gain that would be realized on a sale or exchange of such Public Shares.

Accordingly, under Treasury Regulation Section 1.367(b)-3(b)(3), a U.S. Shareholder will be required to include in income as a deemed dividend the earnings and profits amount (as defined in Treasury Regulation Section 1.367(b)-2(d)) with respect to its Public Shares as a result of the Domestication. Any such U.S. Shareholder that is a corporation may, under certain circumstances, effectively be exempt from taxation on a portion or all of the deemed dividend pursuant to Section 245A of the Code. See “— Passive Foreign Investment Company Status” for a discussion of whether the amount of inclusion under Section 367(b) of the Code should be reduced by amounts required to be taken into account by a Non- Electing Shareholder (as defined below) under the proposed Treasury regulations under Section 1291(f) of the Code.

B.	U.S. Holders Who Own Less Than 10 Percent of the Voting Power and Value of ALCY

A U.S. Holder that on the day of the Domestication beneficially owns (directly, indirectly or constructively) Public Shares with a fair market value of $50,000 or more but less than (i) ten percent (10%) of the total combined voting power of all classes of ALCY stock entitled to vote and (ii) ten percent (10%) of the total value of shares of all classes of ALCY stock must either recognize gain with respect to the Domestication or, in the alternative, elect to recognize the “all earnings and profits” amount, in each case as described below.

Unless a U.S. Holder makes the “all earnings and profits election” as described below, such holder generally must recognize gain (but not loss) with respect to Pubco Class A Common Stock received in exchange for its Public Shares pursuant to the Domestication. Any such gain would be equal to the excess of the fair market value of such Pubco Class A Common Stock received over the U.S. Holder’s adjusted tax basis in the Public Shares surrendered in exchange therefor. Subject to the PFIC rules discussed below, such gain would be capital gain, and should be long-term capital gain if the U.S. Holder held the Public Shares for longer than one year.

In lieu of recognizing any gain as described in the preceding paragraph, a U.S. Holder may elect to include in income the earnings and profits amount attributable to its Public Shares under Section 367(b). There are, however, strict conditions for making this election, as enumerated in the Treasury regulations.

U.S. Holders are strongly urged to consult with their own tax advisors regarding whether to make this election and if the election is determined to be advisable, the appropriate filing requirements with respect to this election. See “— Passive Foreign Investment Company Status” for a discussion of whether the amount of inclusion under Section 367(b) of the Code should be reduced by amounts required to be taken into account by a Non-Electing Shareholder (as defined below) under the proposed Treasury regulations under Section 1291(f) of the Code.

A U.S. Holder (who is not a U.S. Shareholder) that beneficially owns (directly, indirectly or constructively) Public Shares with a fair market value of less than $50,000 would not be required to recognize any gain or loss or include any part of the earnings and profits amount in income under Section 367(b) of the Code in connection with the Domestication, for federal income tax purposes.

If the Domestication Does Not Qualify as a Reorganization

If the Domestication fails to qualify as a Reorganization, and subject to the PFIC rules discussed below under the heading “— Passive Foreign Investment Company Status,” a U.S. Holder that exchanges its ALCY Securities for Pubco Securities in the Domestication generally will recognize gain or loss equal to the difference between (i) fair market value of the Pubco Securities received and (ii) the U.S. Holder’s adjusted tax basis in the ALCY Securities exchanged therefor. A U.S. Holder’s aggregate tax basis in the Pubco Securities received will be the fair market value of the Pubco Securities on the date of the Domestication. The U.S. Holder’s holding period for the Pubco Securities received pursuant to the Domestication will begin on the day after the date of the Domestication.

Such gain or loss generally will be a capital gain or loss and will be a long-term capital gain or loss if the U.S. Holder’s holding period for the ALCY Securities exceeds one year at the time of the Domestication. Long-term capital gains recognized by non-corporate U.S. Holders, including individuals, currently are subject to reduced rates of U.S. federal income taxation. The deductibility of capital losses is subject to limitations under the Code. Any such gain or loss recognized by a U.S. Holder will generally be treated as U.S. source gain or loss.

U.S. Holders should consult their own tax advisors as to the particular consequences to them of the exchange of ALCY Securities for Pubco Securities pursuant to the Domestication, the qualification of the Domestication as a Reorganization, and the application of Section 367(b) to the Domestication.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Pursuant to the Current M&A, a Public Shareholder may request that ALCY redeem all or a portion of its Public Shares for cash if the Proposed Transaction is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

●	(a) hold Public Shares or (b) hold Public Shares through ALCY Units and elect to separate your ALCY Units into the underlying Public Shares and Public Warrants prior to exercising your Redemption Rights with respect to the Public Shares;
●	submit a written request to the Transfer Agent, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that ALCY redeem all or a portion of your Public Shares for cash; and
●	tender or deliver the certificates for your Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.

Holders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to [•], Eastern Time, on [•] (up to two business days prior to the initially scheduled vote on the Business Combination Proposal) in order for their Public Shares to be redeemed.

Therefore, the election to exercise Redemption Rights occurs prior to the Domestication, but the Redemption might be with respect to the Pubco Class A Common Stock that an electing Public Shareholder holds after the Domestication. For the purposes of the Current M&A, the exercise of Redemption Rights will be treated as an election to have such Public Shares redeemed for cash and references in this proxy statement/prospectus to “redemption” or “redeeming” will be interpreted accordingly. Immediately following the Domestication and the consummation of the Proposed Transaction, Pubco will satisfy the exercise of Redemption Rights by redeeming the corresponding Pubco Class A Common Stock issued to the Public Shareholders that validly exercised their Redemption Rights.

Public Shareholders may elect to redeem all or a portion of the Public Shares held by them, regardless of if or how they vote in respect of the Business Combination Proposal and regardless of whether they hold Public Shares on the Record Date. Holders of ALCY Units must elect to separate ALCY Units held by them into the underlying Public Shares and Public Warrants prior to exercising their Redemption Rights with respect to the Public Shares. If the Business Combination is not consummated, the Public Shares will be returned to the respective holder, broker or bank. If the Proposed Transaction is consummated, and if a Public Shareholder properly exercises its Redemption Rights to redeem all or a portion of the Public Shares that it holds and timely tenders or delivers the certificates for its shares (if any) along with the Redemption forms to the Transfer Agent, ALCY will redeem such Public Shares for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of a Business Combination, including interest earned on the Trust Account and not previously released to ALCY to pay income taxes, if any, (less up to $100,000 of interest to pay dissolution expenses), divided by the number of Public Shares then in issue. For illustrative purposes, as of the Record Date, this would have amounted to approximately $[•] per issued and outstanding Public Share. If a Public Shareholder exercises its Redemption Rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares.

If you hold the shares in “street name,” you will have to coordinate with your broker to have your shares certificated or tendered or delivered electronically. Public Shares that have not been tendered (either physically or electronically) in accordance with these procedures will not be redeemed for cash. There is a nominal cost associated with this tendering process and the act of certificating the shares or tendering or delivering them through DTC’s DWAC (deposit withdrawal at custodian) system. In the event the Proposed Transaction is not consummated this may result in an additional cost to shareholders for the return of their Public Shares.

An ALCY shareholder may withdraw a request for Redemption until the redemption deadline and, following this deadline, with ALCY’s consent up until the Closing. Furthermore, if a holder of a Public Share tenders or delivers its share certificates (if any) along with the Redemption forms in connection with an election of its Redemption and subsequently decides prior to the applicable date not to elect to exercise such rights, it may simply request that ALCY permit the withdrawal of the Redemption request and instruct the Transfer Agent to return the certificate (physically or electronically). The holder can make such request by contacting the Transfer Agent at the address or email address listed in this proxy statement/prospectus.

Any corrected or changed written exercise of Redemption Rights must be received by the Transfer Agent prior to the vote taken on the Business Combination Proposal at the extraordinary general meeting. No request for Redemption will be honored unless the holder’s Public Shares have been tendered or delivered (either physically or electronically) to the Transfer Agent at least two business days prior to the scheduled vote at the extraordinary general meeting.

Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the Public Shares without ALCY’s prior consent. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash without ALCY’s prior consent.

The closing price of Public Shares on [*], 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, was $[*]. As of the Record Date, funds in the Trust Account totaled $[•] and were held in an interest-bearing bank deposit account.

Prior to exercising Redemption Rights, Public Shareholders should verify the market price of the Public Shares as they may receive higher proceeds from the sale of their Public Shares in the public market than from exercising their Redemption Rights if the market price per share is higher than the Redemption Price. ALCY cannot assure its shareholders that they will be able to sell their Public Shares in the open market, even if the market price per share is higher than the Redemption Price, as there may not be sufficient liquidity in its securities when its shareholders wish to sell their Public Shares.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

None of ALCY’s shareholders, ALCY’s warrant holders or unit holders have appraisal rights in connection with the Proposed Transaction or the Domestication under Cayman Islands law or the DGCL. ALCY’s shareholders do not have dissenters’ rights in connection with the Proposed Transaction or the Domestication under Cayman Islands law.